CREDIT LINES	12 Months Ended
Dec. 31, 2018
Long-term Debt, Unclassified [Abstract]
CREDIT LINES
NOTE 8:-        CREDIT LINES

In March 2013, the Company was provided with a revolving Credit Facility by four financial institutions. The Credit Facility was renewed and amended several times during the past years according to Company's needs and financial position.

In March 2018, the Company signed an amendment to the agreement in the frame of which, the Credit Facility was extended by 2 years and 3 months, till June 30, 2020. Furthermore, the amendment includes an additional increase in bank guarantees credit lines of $19,800, to $85,000, a decrease in Credit Facility for loans of $10,000 to $40,000, a decrease in allowed letter of credit discounting activities with one customer from $94,000 to $50,000 and additional $10,000 of allowed factoring of invoices with another specific customer. The existing $20,000 receivables factoring permitted under the agreement, has remained unchanged. The amendment also includes reduced fees and interest spread as compared with the March 2017 amendment.

As of December 31, 2018 the Company has not utilized any of the $ 40,000 credit line available for short term loans. During 2018, the credit lines carry interest rates in the range of Libor+2.7% and Libor+3.0%.

The Credit Facility is secured by a floating charge over all Company assets as well as several customary fixed charges on specific assets.

Repayment could be accelerated by the financial institutions in certain events of default including in insolvency events, failure to comply with financial covenants or an event in which a current or future shareholder acquires control (as defined under the Israel Securities Law) of the Company.

The credit agreement contains financial and other covenants requiring that the Company maintains, among other things, minimum shareholders' equity value and financial assets, a certain ratio between its shareholders' equity (excluding total intangible assets) and the total value of its assets (excluding total intangible assets) on its balance sheet, a certain ratio between its net financial debt to each of our working capital and accounts receivable. As of December 31, 2018 and 2017, the Company met all of its covenants.